Fair Value Measurement (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Changes in Level 3 Fair Value Measurements
Realized gain (loss) on early termination of commodity derivatives	$ 176	$ (55)
Unrealized gain (loss) on commodity derivatives	$ (481)	$ 323